Touchstone Ultra Short Income ETF Investment Strategy - Touchstone Ultra Short Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities. This is a non-fundamental investment policy that can be changed by the Fund’s Board upon 60 days’ prior written notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities, including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes.The Fund invests primarily in investment-grade debt securities. Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a nationally recognized statistical rating organization (“NRSRO”) or, if a rating is not available, deemed to be of comparable quality by the sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”). The Fund’s investment policies are based on credit ratings at the time of purchase. The Fund can also invest up to 15% of its net assets in non-investment-grade debt securities. Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative.The Fund’s investment strategy places a greater emphasis on fixed-income securities that are structured products, and therefore the Fund expects to maintain a greater exposure to the structured products sectors (i.e., mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations) than other types of fixed-income securities. Fort Washington also expects to maintain a meaningful exposure to corporate credit. The remainder of Fund assets are expected to be invested in other sectors, which may include municipal bonds, U.S. Treasuries, and various types of cash-equivalent securities. Fort Washington’s targeted sector and risk positioning for the Fund will vary in different types of market conditions.In selecting investments for the Fund, Fort Washington chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments. An investment may be determined to be “attractively priced” if it is offered at a level that is expected to yield a return greater than it historically has and/or a greater return than generally available in the market for other securities of a similar risk profile (i.e., similar credit quality, duration, liquidity and expected volatility).In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.